UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Capital Appreciation Fund

July 31, 2010

1.804834.106

CAF-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.6%
Diversified Consumer Services - 2.9%
Career Education Corp. (a)(d)	885,147	$ 21,624
ITT Educational Services, Inc. (a)(d)	1,435,559	115,907
Universal Technical Institute, Inc.	606,857	12,362
		149,893
Hotels, Restaurants & Leisure - 5.6%
Marriott International, Inc. Class A	1,152,304	39,075
McDonald's Corp.	395,900	27,606
MGM Mirage, Inc. (a)(d)	3,662,973	39,780
P.F. Chang's China Bistro, Inc. (d)	68,032	2,817
Paddy Power PLC (Ireland)	1,188,758	43,196
Panera Bread Co. Class A (a)	193,900	15,165
Starbucks Corp.	495,000	12,301
Starwood Hotels & Resorts Worldwide, Inc.	2,031,094	98,407
The Cheesecake Factory, Inc. (a)	377,500	8,849
Vail Resorts, Inc. (a)	143,300	5,428
		292,624
Household Durables - 0.2%
Libbey, Inc. (a)(d)	677,107	8,471
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	287,061	33,842
Media - 9.8%
Interpublic Group of Companies, Inc. (a)	7,415,398	67,777
Kabel Deutschland Holding AG	989,100	31,197
The Walt Disney Co.	4,125,262	138,980
Time Warner Cable, Inc.	445,500	25,469
Valassis Communications, Inc. (a)	2,100,800	72,625
Virgin Media, Inc. (d)	8,159,235	175,668
		511,716
Multiline Retail - 0.1%
Retail Ventures, Inc. (a)	813,740	7,885
Specialty Retail - 3.3%
Bed Bath & Beyond, Inc. (a)	395,939	14,998
Chico's FAS, Inc.	3,465,000	32,467
DSW, Inc. Class A (a)	662,421	17,627
Gap, Inc.	1,237,300	22,408
J. Crew Group, Inc. (a)	841,400	29,979
Staples, Inc.	890,857	18,111
TJX Companies, Inc.	891,000	36,994
		172,584
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	792,000	$ 29,280
Phillips-Van Heusen Corp.	859,100	44,579
Polo Ralph Lauren Corp. Class A	247,500	19,555
VF Corp.	177,830	14,107
		107,521
TOTAL CONSUMER DISCRETIONARY		1,284,536
CONSUMER STAPLES - 3.1%
Beverages - 1.8%
Anheuser-Busch InBev SA NV	593,922	31,455
Grupo Modelo SAB de CV Series C	3,100,300	16,828
The Coca-Cola Co.	841,527	46,377
		94,660
Food & Staples Retailing - 1.0%
Whole Foods Market, Inc. (a)	1,336,216	50,736
Tobacco - 0.3%
Reynolds American, Inc.	297,000	17,173
TOTAL CONSUMER STAPLES		162,569
ENERGY - 3.8%
Oil, Gas & Consumable Fuels - 3.8%
Chevron Corp.	791,955	60,355
Marathon Oil Corp.	445,431	14,900
Occidental Petroleum Corp.	1,367,450	106,565
Valero Energy Corp.	890,900	15,136
		196,956
FINANCIALS - 14.3%
Capital Markets - 0.7%
Franklin Resources, Inc.	198,035	19,918
Janus Capital Group, Inc.	1,646,143	17,252
		37,170
Commercial Banks - 9.5%
Allied Irish Banks PLC (a)	10,386,901	12,738
Banco Bilbao Vizcaya Argentaria SA	2,454,869	32,925
Banco Santander SA (d)	2,474,675	32,154
Bank of Ireland (a)	33,920,277	36,725
Comerica, Inc.	1,474,288	56,554
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
M&T Bank Corp. (d)	247,514	$ 21,618
Marshall & Ilsley Corp.	3,266,967	22,967
PNC Financial Services Group, Inc.	1,384,715	82,238
Regions Financial Corp.	3,761,900	27,575
SunTrust Banks, Inc.	1,385,938	35,965
SVB Financial Group (a)	576,094	24,881
Wells Fargo & Co.	4,019,391	111,458
		497,798
Consumer Finance - 1.0%
American Express Co.	1,107,932	49,458
Diversified Financial Services - 1.5%
CME Group, Inc.	228,233	63,631
MSCI, Inc. Class A (a)	407,315	13,144
		76,775
Real Estate Management & Development - 1.6%
CB Richard Ellis Group, Inc. Class A (a)	4,973,612	84,551
TOTAL FINANCIALS		745,752
HEALTH CARE - 5.1%
Biotechnology - 1.9%
Biogen Idec, Inc. (a)	1,770,190	98,918
Health Care Equipment & Supplies - 2.2%
Edwards Lifesciences Corp. (a)	514,800	29,755
Hill-Rom Holdings, Inc.	283,150	9,355
Intuitive Surgical, Inc. (a)	158,408	52,016
Symmetry Medical, Inc. (a)	1,128,284	10,978
Wright Medical Group, Inc. (a)	941,087	14,690
		116,794
Health Care Providers & Services - 0.4%
AmerisourceBergen Corp.	742,501	22,253
Health Care Technology - 0.2%
Transcend Services, Inc. (a)(e)	625,383	8,699
Pharmaceuticals - 0.4%
Elan Corp. PLC sponsored ADR (a)	4,464,518	21,296
TOTAL HEALTH CARE		267,960
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 20.0%
Aerospace & Defense - 0.3%
DigitalGlobe, Inc. (a)	591,464	$ 16,123
GeoEye, Inc. (a)	31,398	1,084
		17,207
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	1,976,893	10,497
Airlines - 14.9%
AMR Corp. (a)(d)	11,585,014	82,022
Continental Airlines, Inc. Class B (a)(e)	10,267,965	256,905
Delta Air Lines, Inc. (a)	17,220,198	204,576
UAL Corp. (a)(d)	6,290,363	149,333
US Airways Group, Inc. (a)(d)	7,709,745	83,651
		776,487
Commercial Services & Supplies - 2.2%
Iron Mountain, Inc.	99,000	2,343
Pitney Bowes, Inc.	3,786,382	92,426
Republic Services, Inc.	297,000	9,462
Viad Corp.	627,633	12,490
		116,721
Construction & Engineering - 0.3%
Fluor Corp.	296,944	14,339
Machinery - 0.4%
Vallourec SA	197,993	19,279
Road & Rail - 1.7%
Norfolk Southern Corp.	593,894	33,418
Union Pacific Corp.	742,428	55,437
		88,855
TOTAL INDUSTRIALS		1,043,385
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 5.8%
Cisco Systems, Inc. (a)	7,246,324	167,173
Juniper Networks, Inc. (a)	4,801,408	133,383
		300,556
Computers & Peripherals - 3.7%
Apple, Inc. (a)	465,279	119,693
Hewlett-Packard Co.	1,620,516	74,609
		194,302
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.1%
eBay, Inc. (a)	2,771,932	$ 57,961
IT Services - 0.2%
Paychex, Inc.	445,500	11,579
Semiconductors & Semiconductor Equipment - 0.7%
Altera Corp.	1,336,454	37,047
Software - 0.2%
Nintendo Co. Ltd.	39,600	11,070
TOTAL INFORMATION TECHNOLOGY		612,515
MATERIALS - 1.4%
Metals & Mining - 1.4%
Allegheny Technologies, Inc.	198,000	9,427
AngloGold Ashanti Ltd. sponsored ADR	228,959	9,277
Carpenter Technology Corp.	194,453	6,796
Newmont Mining Corp.	296,970	16,601
Royal Gold, Inc.	710,146	31,339
		73,440
TELECOMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.5%
Cbeyond, Inc. (a)	853,389	12,997
Iliad Group SA	148,500	13,074
		26,071
Wireless Telecommunication Services - 5.5%
Clearwire Corp. Class A (a)(d)	4,783,479	33,389
SOFTBANK CORP.	495,000	14,806
Sprint Nextel Corp. (a)	44,411,893	202,962
Vodafone Group PLC sponsored ADR	1,484,984	34,867
		286,024
TOTAL TELECOMMUNICATION SERVICES		312,095
TOTAL COMMON STOCKS (Cost $4,862,872)		4,699,208
Money Market Funds - 14.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.24% (b)	393,734,942	$ 393,735
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	335,333,150	335,333
TOTAL MONEY MARKET FUNDS (Cost $729,068)		729,068
TOTAL INVESTMENT PORTFOLIO - 104.0% (Cost $5,591,940)		5,428,276
NET OTHER ASSETS (LIABILITIES) - (4.0)%		(206,756)
NET ASSETS - 100%		$ 5,221,520
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 813
Fidelity Securities Lending Cash Central Fund	953
Total	$ 1,766
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMR Corp.	$ 106,576	$ 6,566	$ 71,100	$ -	$ -
Cbeyond, Inc.	25,670	-	14,368	-	-
Continental Airlines, Inc. Class B	105,889	27,602	11,344	-	256,905
James River Coal Co.	34,883	-	34,548	-	-
Transcend Services, Inc.	-	9,787	-	-	8,699
Total	$ 273,018	$ 43,955	$ 131,360	$ -	$ 265,604
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,284,536	$ 1,284,536	$ -	$ -
Consumer Staples	162,569	162,569	-	-
Energy	196,956	196,956	-	-
Financials	745,752	663,364	82,388	-
Health Care	267,960	267,960	-	-
Industrials	1,043,385	1,043,385	-	-
Information Technology	612,515	612,515	-	-
Materials	73,440	73,440	-	-
Telecommunication Services	312,095	312,095	-	-
Money Market Funds	729,068	729,068	-	-
Total Investments in Securities:	$ 5,428,276	$ 5,345,888	$ 82,388	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $5,634,651,000. Net unrealized depreciation aggregated $206,375,000, of which $487,339,000 related to appreciated investment securities and $693,714,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Disciplined Equity Fund -
Disciplined Equity Fund
Class K
Class F

July 31, 2010

1.804820.106

FDE-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.8%
TRW Automotive Holdings Corp. (a)	2,489,000	$ 87,339
Automobiles - 1.5%
Ford Motor Co. (a)	12,000,000	153,240
Hotels, Restaurants & Leisure - 0.2%
Darden Restaurants, Inc.	600,000	25,134
Media - 4.6%
Comcast Corp. Class A (special) (non-vtg.)	1,500,000	27,690
DIRECTV (a)	1,600,000	59,456
Time Warner Cable, Inc.	900,000	51,453
Time Warner, Inc.	4,900,000	154,154
Viacom, Inc. Class B (non-vtg.)	5,571,200	184,072
		476,825
Multiline Retail - 0.8%
Macy's, Inc.	4,400,000	82,060
Specialty Retail - 1.6%
Best Buy Co., Inc.	3,900,000	135,174
TJX Companies, Inc.	600,000	24,912
		160,086
Textiles, Apparel & Luxury Goods - 0.9%
Phillips-Van Heusen Corp.	1,720,000	89,251
TOTAL CONSUMER DISCRETIONARY		1,073,935
CONSUMER STAPLES - 12.2%
Beverages - 5.2%
Anheuser-Busch InBev SA NV	5,247,300	277,906
Coca-Cola Enterprises, Inc.	3,300,000	94,710
Constellation Brands, Inc. Class A (sub. vtg.) (a)	5,075,577	86,589
Dr Pepper Snapple Group, Inc.	2,100,000	78,855
		538,060
Food & Staples Retailing - 1.4%
Kroger Co.	2,500,000	52,950
Wal-Mart Stores, Inc.	1,800,000	92,142
		145,092
Food Products - 1.2%
Nestle SA	1,000,000	49,446
Tyson Foods, Inc. Class A	4,100,000	71,791
		121,237
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 3.0%
Kimberly-Clark Corp.	900,000	$ 57,708
Procter & Gamble Co.	4,100,000	250,756
		308,464
Tobacco - 1.4%
Altria Group, Inc.	3,100,000	68,696
Philip Morris International, Inc.	1,400,000	71,456
		140,152
TOTAL CONSUMER STAPLES		1,253,005
ENERGY - 11.3%
Energy Equipment & Services - 0.6%
Complete Production Services, Inc. (a)	1,300,000	25,025
Oil States International, Inc. (a)	849,342	39,019
		64,044
Oil, Gas & Consumable Fuels - 10.7%
Chevron Corp.	6,167,400	470,018
Exxon Mobil Corp.	4,329,780	258,401
Marathon Oil Corp.	10,100,000	337,845
Sunoco, Inc.	1,000,000	35,670
		1,101,934
TOTAL ENERGY		1,165,978
FINANCIALS - 17.0%
Capital Markets - 5.0%
BlackRock, Inc. Class A	1,425,000	224,423
Goldman Sachs Group, Inc.	1,950,000	294,099
		518,522
Commercial Banks - 3.0%
M&T Bank Corp.	200,000	17,468
PNC Financial Services Group, Inc.	2,400,000	142,536
Wells Fargo & Co.	5,400,000	149,742
		309,746
Consumer Finance - 3.1%
American Express Co.	4,500,000	200,880
Capital One Financial Corp.	2,700,000	114,291
		315,171
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 5.2%
Bank of America Corp.	11,112,700	$ 156,022
JPMorgan Chase & Co.	9,500,000	382,660
		538,682
Insurance - 0.3%
XL Capital Ltd. Class A	1,700,000	30,141
Real Estate Investment Trusts - 0.4%
AvalonBay Communities, Inc.	400,000	42,036
TOTAL FINANCIALS		1,754,298
HEALTH CARE - 10.4%
Biotechnology - 3.0%
Amgen, Inc. (a)	2,274,000	124,001
Biogen Idec, Inc. (a)	1,000,000	55,880
Cephalon, Inc. (a)	2,298,000	130,412
		310,293
Health Care Equipment & Supplies - 1.5%
Edwards Lifesciences Corp. (a)	276,163	15,962
Intuitive Surgical, Inc. (a)	400,000	131,348
		147,310
Pharmaceuticals - 5.9%
Impax Laboratories, Inc. (a)	2,800,000	45,892
Johnson & Johnson	3,600,000	209,124
Merck & Co., Inc.	3,000,000	103,380
Perrigo Co.	940,100	52,655
Sanofi-Aventis	3,400,000	197,681
		608,732
TOTAL HEALTH CARE		1,066,335
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.3%
Raytheon Co.	3,000,000	138,810
United Technologies Corp.	1,400,000	99,540
		238,350
Airlines - 0.6%
Alaska Air Group, Inc. (a)	1,071,200	55,263
Building Products - 0.7%
Owens Corning (a)	2,244,667	70,662
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.1%
EMCOR Group, Inc. (a)	400,000	$ 10,404
Industrial Conglomerates - 4.2%
General Electric Co.	15,200,000	245,024
Siemens AG sponsored ADR (d)	1,941,700	189,102
		434,126
Machinery - 0.7%
Cummins, Inc.	600,000	47,766
Timken Co.	800,000	26,896
		74,662
Road & Rail - 0.7%
Kansas City Southern (a)	1,900,000	69,730
TOTAL INDUSTRIALS		953,197
INFORMATION TECHNOLOGY - 16.0%
Communications Equipment - 1.4%
Cisco Systems, Inc. (a)	5,700,000	131,499
CommScope, Inc. (a)	690,697	14,049
		145,548
Computers & Peripherals - 6.0%
Hewlett-Packard Co.	9,000,000	414,360
NetApp, Inc. (a)	1,300,000	54,990
SanDisk Corp. (a)	2,400,000	104,880
Western Digital Corp. (a)	1,781,608	47,017
		621,247
Electronic Equipment & Components - 0.3%
Jabil Circuit, Inc.	1,800,000	26,118
Internet Software & Services - 0.5%
Akamai Technologies, Inc. (a)	1,200,000	46,032
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (a)(d)	9,400,000	70,406
Micron Technology, Inc. (a)	13,200,000	96,096
Samsung Electronics Co. Ltd.	182,977	125,311
		291,813
Software - 5.0%
Microsoft Corp.	20,000,000	516,200
TOTAL INFORMATION TECHNOLOGY		1,646,958
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.0%
Chemicals - 1.1%
Ashland, Inc.	2,100,000	$ 106,785
Metals & Mining - 1.4%
Newmont Mining Corp.	1,700,000	95,030
Vale SA sponsored ADR (a)	1,900,000	52,820
		147,850
Paper & Forest Products - 0.5%
International Paper Co.	2,100,000	50,820
TOTAL MATERIALS		305,455
TELECOMMUNICATION SERVICES - 2.7%
Wireless Telecommunication Services - 2.7%
MetroPCS Communications, Inc. (a)	2,928,600	26,211
Sprint Nextel Corp. (a)	6,500,000	29,705
Vodafone Group PLC sponsored ADR	9,400,000	220,712
		276,628
UTILITIES - 3.7%
Independent Power Producers & Energy Traders - 3.5%
AES Corp. (a)	9,500,000	97,945
Constellation Energy Group, Inc.	3,348,000	105,797
NRG Energy, Inc. (a)	6,780,000	153,770
		357,512
Multi-Utilities - 0.2%
PG&E Corp.	600,000	26,640
TOTAL UTILITIES		384,152
TOTAL COMMON STOCKS (Cost $9,815,982)		9,879,941
Money Market Funds - 2.9%

Fidelity Cash Central Fund, 0.24% (b)	230,001,052	230,001
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	72,461,400	72,461
TOTAL MONEY MARKET FUNDS (Cost $302,462)		302,462
Cash Equivalents - 1.5%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $156,650)	$ 156,653	$ 156,650
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $10,275,094)		10,339,053
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(41,583)
NET ASSETS - 100%		$ 10,297,470
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$156,650,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 62,590
Banc of America Securities LLC	23,681
Barclays Capital, Inc.	70,379
$ 156,650
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 186
Fidelity Securities Lending Cash Central Fund	772
Total	$ 958
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Sybase, Inc.	$ 206,108	$ 13,774	$ 343,777	$ -	$ -
Total	$ 206,108	$ 13,774	$ 343,777	$ -	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,073,935	$ 1,073,935	$ -	$ -
Consumer Staples	1,253,005	1,253,005	-	-
Energy	1,165,978	1,165,978	-	-
Financials	1,754,298	1,754,298	-	-
Health Care	1,066,335	868,654	197,681	-
Industrials	953,197	953,197	-	-
Information Technology	1,646,958	1,646,958	-	-
Materials	305,455	305,455	-	-
Telecommunication Services	276,628	276,628	-	-
Utilities	384,152	384,152	-	-
Money Market Funds	302,462	302,462	-	-
Cash Equivalents	156,650	-	156,650	-
Total Investments in Securities:	$ 10,339,053	$ 9,984,722	$ 354,331	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $10,335,908,000. Net unrealized appreciation aggregated $3,145,000, of which $618,841,000 related to appreciated investment securities and $615,696,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Focused Stock Fund

July 31, 2010

1.804874.106

TQG-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 15.3%
Hotels, Restaurants & Leisure - 4.4%
WMS Industries, Inc. (a)	79,600	$ 3,065,396
Wyndham Worldwide Corp.	85,000	2,170,050
		5,235,446
Household Durables - 0.4%
iRobot Corp. (a)	25,000	509,000
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. (a)	6,300	742,707
Multiline Retail - 0.6%
Dollarama, Inc.	21,578	538,637
Dollarama, Inc. (e)	4,400	109,834
		648,471
Specialty Retail - 6.7%
Jos. A. Bank Clothiers, Inc. (a)(d)	46,700	2,740,356
TJX Companies, Inc.	123,000	5,106,960
		7,847,316
Textiles, Apparel & Luxury Goods - 2.6%
Fossil, Inc. (a)	33,080	1,309,968
Phillips-Van Heusen Corp.	33,700	1,748,693
		3,058,661
TOTAL CONSUMER DISCRETIONARY		18,041,601
CONSUMER STAPLES - 5.9%
Beverages - 1.1%
Dr Pepper Snapple Group, Inc.	35,000	1,314,250
Personal Products - 4.8%
Estee Lauder Companies, Inc. Class A	90,000	5,602,500
TOTAL CONSUMER STAPLES		6,916,750
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Exxon Mobil Corp.	108,000	6,445,440
Forest Oil Corp. (a)	111,000	3,173,490
Occidental Petroleum Corp.	14,100	1,098,813
		10,717,743
Common Stocks - continued
	Shares	Value
FINANCIALS - 13.8%
Commercial Banks - 5.4%
Comerica, Inc.	79,000	$ 3,030,440
SVB Financial Group (a)	76,000	3,282,440
		6,312,880
Consumer Finance - 3.1%
American Express Co.	82,500	3,682,800
Insurance - 4.0%
Berkshire Hathaway, Inc. Class B (a)	61,000	4,765,320
Real Estate Investment Trusts - 1.3%
Public Storage	15,000	1,471,800
TOTAL FINANCIALS		16,232,800
HEALTH CARE - 9.5%
Health Care Equipment & Supplies - 6.0%
Edwards Lifesciences Corp. (a)	82,800	4,785,840
Micrus Endovascular Corp. (a)	29,900	695,474
Volcano Corp. (a)	65,000	1,434,550
Wright Medical Group, Inc. (a)	12,100	188,881
		7,104,745
Pharmaceuticals - 3.5%
Perrigo Co.	73,000	4,088,730
TOTAL HEALTH CARE		11,193,475
INDUSTRIALS - 15.9%
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	11,000	717,200
Airlines - 1.3%
Southwest Airlines Co.	126,000	1,518,300
Industrial Conglomerates - 2.6%
General Electric Co.	188,000	3,030,560
Machinery - 5.4%
Cummins, Inc.	80,500	6,408,605
Road & Rail - 6.0%
Union Pacific Corp.	94,000	7,018,980
TOTAL INDUSTRIALS		18,693,645
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 22.9%
Computers & Peripherals - 7.4%
Apple, Inc. (a)	23,100	$ 5,942,475
EMC Corp. (a)	141,000	2,790,390
		8,732,865
Internet Software & Services - 2.5%
eBay, Inc. (a)	142,000	2,969,220
IT Services - 2.4%
Cognizant Technology Solutions Corp. Class A (a)	43,000	2,346,080
MasterCard, Inc. Class A	2,000	420,080
		2,766,160
Semiconductors & Semiconductor Equipment - 7.7%
Skyworks Solutions, Inc. (a)	258,000	4,522,740
Teradyne, Inc. (a)	418,661	4,504,792
		9,027,532
Software - 2.9%
Citrix Systems, Inc. (a)	51,000	2,806,020
Informatica Corp. (a)	700	21,091
Salesforce.com, Inc. (a)	6,000	593,700
		3,420,811
TOTAL INFORMATION TECHNOLOGY		26,916,588
MATERIALS - 2.7%
Metals & Mining - 2.7%
Freeport-McMoRan Copper & Gold, Inc.	20,000	1,430,800
Newmont Mining Corp.	31,000	1,732,900
		3,163,700
TOTAL COMMON STOCKS (Cost $99,829,546)		111,876,302
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.24% (b)	6,665,792	$ 6,665,792
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	1,314,950	1,314,950
TOTAL MONEY MARKET FUNDS (Cost $7,980,742)		7,980,742
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $107,810,288)		119,857,044
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(2,181,279)
NET ASSETS - 100%		$ 117,675,765
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $109,834 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,155
Fidelity Securities Lending Cash Central Fund	3,693
Total	$ 9,848
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $108,570,386. Net unrealized appreciation aggregated $11,286,658, of which $14,306,709 related to appreciated investment securities and $3,020,051 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Independence Fund

(To be renamed Fidelity Stock Selector
Small Cap Fund effective September 1, 2010)

July 31, 2010

1.804877.106

SCS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.7%
BorgWarner, Inc. (a)	224,500	$ 9,847
Tenneco, Inc. (a)	518,200	14,302
		24,149
Diversified Consumer Services - 0.5%
Bridgepoint Education, Inc. (a)	410,604	7,617
Hotels, Restaurants & Leisure - 2.0%
Red Robin Gourmet Burgers, Inc. (a)	135,000	2,881
Vail Resorts, Inc. (a)(d)	233,000	8,826
WMS Industries, Inc. (a)	207,500	7,991
Wyndham Worldwide Corp.	353,615	9,028
		28,726
Household Durables - 2.4%
iRobot Corp. (a)(d)	308,470	6,280
Meritage Homes Corp. (a)	448,000	7,876
Mohawk Industries, Inc. (a)	163,200	7,985
Tempur-Pedic International, Inc. (a)	402,546	12,346
		34,487
Media - 0.5%
Lamar Advertising Co. Class A (a)	284,200	7,773
Multiline Retail - 0.5%
Dollarama, Inc.	282,934	7,063
Specialty Retail - 4.7%
Cabela's, Inc. Class A (a)(d)	589,462	9,190
Fourlis Holdings SA	577,430	6,006
Gymboree Corp. (a)(d)	188,400	8,158
RadioShack Corp.	446,400	9,615
Shoe Carnival, Inc. (a)	525,147	11,054
Signet Jewelers Ltd. (a)	272,400	8,109
Vitamin Shoppe, Inc.	444,800	12,152
West Marine, Inc. (a)(d)	303,700	3,152
		67,436
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)	205,700	10,468
G-III Apparel Group Ltd. (a)	506,100	13,057
Phillips-Van Heusen Corp.	167,200	8,676
		32,201
TOTAL CONSUMER DISCRETIONARY		209,452
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Hansen Natural Corp. (a)	134,400	$ 5,630
Food & Staples Retailing - 0.5%
BJ's Wholesale Club, Inc. (a)	167,600	7,634
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	442,770	6,500
Green Mountain Coffee Roasters, Inc. (a)(d)	256,403	7,895
J&J Snack Foods Corp.	89,855	3,748
Lance, Inc.	251,700	5,318
		23,461
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	464,655	7,216
Nutraceutical International Corp. (a)	185,112	2,916
		10,132
TOTAL CONSUMER STAPLES		46,857
ENERGY - 5.2%
Energy Equipment & Services - 1.5%
Complete Production Services, Inc. (a)	323,929	6,236
Newpark Resources, Inc. (a)	711,600	5,686
Superior Energy Services, Inc. (a)	268,200	6,112
Willbros Group, Inc. (a)	459,500	4,204
		22,238
Oil, Gas & Consumable Fuels - 3.7%
Atlas Pipeline Partners, LP (a)	663,713	11,973
Berry Petroleum Co. Class A	269,300	8,031
Cloud Peak Energy, Inc.	508,900	7,812
EXCO Resources, Inc.	416,200	6,039
SM Energy Co.	250,768	10,387
Whiting Petroleum Corp. (a)	95,065	8,367
		52,609
TOTAL ENERGY		74,847
FINANCIALS - 20.5%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	173,200	12,268
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
optionsXpress Holdings, Inc. (a)	891,900	$ 13,914
Waddell & Reed Financial, Inc. Class A	493,900	11,770
		37,952
Commercial Banks - 6.4%
Associated Banc-Corp.	1,065,723	14,483
CapitalSource, Inc.	2,845,000	15,306
City National Corp.	279,200	15,822
National Penn Bancshares, Inc.	2,441,600	16,261
PacWest Bancorp	658,300	13,778
TCF Financial Corp.	1,037,400	16,432
		92,082
Diversified Financial Services - 0.4%
Gimv NV	102,300	5,040
Insurance - 3.7%
Alterra Capital Holdings Ltd.	546,400	10,573
Amerisafe, Inc. (a)	740,900	13,307
Endurance Specialty Holdings Ltd.	359,700	13,881
Platinum Underwriters Holdings Ltd.	393,800	15,390
		53,151
Real Estate Investment Trusts - 3.6%
Alexandria Real Estate Equities, Inc. (d)	247,500	17,461
Franklin Street Properties Corp.	612,500	7,479
Highwoods Properties, Inc. (SBI)	254,800	7,978
Home Properties, Inc.	189,478	9,411
National Retail Properties, Inc.	394,900	9,130
		51,459
Real Estate Management & Development - 2.1%
Forestar Group, Inc. (a)	946,700	15,251
Jones Lang LaSalle, Inc.	200,900	15,562
		30,813
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	770,700	10,204
Washington Federal, Inc.	803,500	13,981
		24,185
TOTAL FINANCIALS		294,682
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.4%
Biotechnology - 3.1%
Allos Therapeutics, Inc. (a)(d)	854,798	$ 4,120
Anadys Pharmaceuticals, Inc. (a)	943,100	1,896
ARIAD Pharmaceuticals, Inc. (a)	1,111,818	3,558
BioMarin Pharmaceutical, Inc. (a)	140,400	3,068
Dynavax Technologies Corp. (a)	1,829,266	4,043
Idenix Pharmaceuticals, Inc. (a)	40,962	209
Incyte Corp. (a)	328,420	4,276
Inhibitex, Inc. (a)	530,637	1,003
Keryx Biopharmaceuticals, Inc. (a)(d)	703,657	2,646
Lexicon Pharmaceuticals, Inc. (a)	1,995,243	3,013
Metabolix, Inc. (a)(d)	283,644	4,005
Neurocrine Biosciences, Inc. (a)	688,590	3,911
Pharmacyclics, Inc. (a)(d)	244,400	1,703
Pharmasset, Inc. (a)	43,900	1,186
Targacept, Inc. (a)	127,159	2,750
ZIOPHARM Oncology, Inc. (a)(d)	724,202	2,709
		44,096
Health Care Equipment & Supplies - 2.8%
AGA Medical Holdings, Inc. (d)	625,042	9,057
American Medical Systems Holdings, Inc. (a)	461,093	10,310
DexCom, Inc. (a)	875,800	9,774
Hill-Rom Holdings, Inc.	77,100	2,547
NxStage Medical, Inc. (a)	136,550	2,156
Volcano Corp. (a)	296,737	6,549
		40,393
Health Care Providers & Services - 3.4%
Alliance Healthcare Services, Inc. (a)	1,606,678	6,748
BioScrip, Inc. (a)	621,670	2,642
Catalyst Health Solutions, Inc. (a)	188,363	6,514
Centene Corp. (a)	388,969	8,289
Emergency Medical Services Corp. Class A (a)	86,371	3,864
Hanger Orthopedic Group, Inc. (a)	373,693	6,409
HMS Holdings Corp. (a)	172,814	9,733
MWI Veterinary Supply, Inc. (a)	90,661	4,774
		48,973
Health Care Technology - 0.5%
MedAssets, Inc. (a)	38,600	904
SXC Health Solutions Corp. (a)	78,683	5,392
		6,296
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.5%
Dionex Corp. (a)	78,893	$ 5,956
eResearchTechnology, Inc. (a)	993,068	8,044
Illumina, Inc. (a)	176,950	7,933
		21,933
Pharmaceuticals - 1.1%
Amarin Corp. PLC ADR (a)(d)	730,530	1,775
Ardea Biosciences, Inc. (a)	187,205	3,735
Cardiome Pharma Corp. (a)	392,100	3,212
Perrigo Co.	24,300	1,361
Questcor Pharmaceuticals, Inc. (a)	514,919	5,793
		15,876
TOTAL HEALTH CARE		177,567
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.1%
Teledyne Technologies, Inc. (a)	192,900	7,915
Triumph Group, Inc.	100,720	7,645
		15,560
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	512,000	7,480
Airlines - 0.6%
Alaska Air Group, Inc. (a)	168,400	8,688
Building Products - 2.0%
A.O. Smith Corp.	202,326	11,063
AAON, Inc. (d)	319,500	7,943
Armstrong World Industries, Inc. (a)	248,658	9,091
		28,097
Commercial Services & Supplies - 0.8%
United Stationers, Inc. (a)	203,642	11,027
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV unit (a)	349,200	7,860
Granite Construction, Inc.	316,100	7,349
		15,209
Electrical Equipment - 1.3%
General Cable Corp. (a)(d)	369,415	9,804
Regal-Beloit Corp.	157,700	9,593
		19,397
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	219,300	$ 7,386
Otter Tail Corp.	107,572	2,211
		9,597
Machinery - 3.8%
Accuride Corp. (a)	3,840,500	4,570
CLARCOR, Inc.	265,214	9,951
Gardner Denver, Inc.	167,300	8,494
John Bean Technologies Corp.	484,000	7,604
Manitowoc Co., Inc.	753,300	7,804
Timken Co.	297,574	10,004
Wabtec Corp.	143,629	6,407
		54,834
Professional Services - 0.5%
Advisory Board Co. (a)	171,316	7,514
Road & Rail - 0.5%
Kansas City Southern (a)	216,600	7,949
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	512,200	9,266
WESCO International, Inc. (a)	225,300	8,095
		17,361
TOTAL INDUSTRIALS		202,713
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 3.6%
Adtran, Inc.	488,300	15,421
CommScope, Inc. (a)	360,706	7,337
DragonWave, Inc. (a)(d)	733,000	4,464
Emulex Corp. (a)	826,200	7,188
Ixia (a)	604,400	6,636
NETGEAR, Inc. (a)	481,032	11,545
		52,591
Computers & Peripherals - 2.4%
NCR Corp. (a)	508,200	6,962
SanDisk Corp. (a)	158,136	6,911
Super Micro Computer, Inc. (a)	761,902	11,002
Synaptics, Inc. (a)(d)	291,100	9,111
		33,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.4%
Anixter International, Inc. (a)	203,300	$ 9,823
Avnet, Inc. (a)	401,730	10,104
		19,927
Internet Software & Services - 2.6%
Art Technology Group, Inc. (a)	2,406,900	8,665
j2 Global Communications, Inc. (a)	298,200	7,017
Rackspace Hosting, Inc. (a)(d)	620,700	11,607
Terremark Worldwide, Inc. (a)	1,196,956	10,749
		38,038
IT Services - 2.4%
Acxiom Corp. (a)	183,866	2,821
Alliance Data Systems Corp. (a)	69,100	3,972
Sapient Corp.	693,280	7,626
Wright Express Corp. (a)	562,433	19,674
		34,093
Semiconductors & Semiconductor Equipment - 2.8%
Brooks Automation, Inc. (a)	338,500	2,583
Micron Technology, Inc. (a)	396,900	2,889
MKS Instruments, Inc. (a)	198,000	4,249
Omnivision Technologies, Inc. (a)	431,400	9,625
Standard Microsystems Corp. (a)	279,490	6,154
Teradyne, Inc. (a)	554,625	5,968
Varian Semiconductor Equipment Associates, Inc. (a)	180,400	5,098
Verigy Ltd. (a)	387,900	3,452
		40,018
Software - 4.5%
Ariba, Inc. (a)	362,069	5,782
JDA Software Group, Inc. (a)	420,900	9,891
Mentor Graphics Corp. (a)	1,426,400	13,722
Nuance Communications, Inc. (a)	664,400	10,969
Parametric Technology Corp. (a)	834,100	14,964
Radiant Systems, Inc. (a)	654,874	9,306
		64,634
TOTAL INFORMATION TECHNOLOGY		283,287
MATERIALS - 4.9%
Chemicals - 2.5%
Cabot Corp.	305,200	9,003
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV:
Class A (a)	237,814	$ 4,281
Class B (a)	233,197	4,198
Rockwood Holdings, Inc. (a)	369,600	10,796
Solutia, Inc. (a)	586,500	8,276
		36,554
Construction Materials - 0.3%
Texas Industries, Inc. (d)	135,500	4,499
Metals & Mining - 2.1%
Carpenter Technology Corp.	297,873	10,411
Compass Minerals International, Inc.	137,800	9,741
Red Back Mining, Inc. (a)	387,800	9,816
		29,968
TOTAL MATERIALS		71,021
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	69,457	3,695
Global Crossing Ltd. (a)	217,701	2,519
PAETEC Holding Corp. (a)	707,979	2,782
		8,996
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	40,800	1,528
Syniverse Holdings, Inc. (a)	274,303	6,125
		7,653
TOTAL TELECOMMUNICATION SERVICES		16,649
UTILITIES - 3.1%
Electric Utilities - 1.6%
Cleco Corp.	247,200	7,058
Great Plains Energy, Inc.	338,700	6,076
Portland General Electric Co.	217,600	4,156
Westar Energy, Inc.	265,100	6,331
		23,621
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 1.0%
Northwest Natural Gas Co.	142,100	$ 6,737
Southwest Gas Corp.	248,900	8,007
		14,744
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	238,800	6,734
TOTAL UTILITIES		45,099
TOTAL COMMON STOCKS (Cost $1,280,053)		1,422,174
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.15% 8/5/10 to 9/9/10 (e) (Cost $3,280)	$ 3,280	3,280
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	21,810,543	21,811
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	64,609,280	64,609
TOTAL MONEY MARKET FUNDS (Cost $86,420)		86,420
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $40)	$ 40	40
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,369,793)		1,511,914
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(75,311)
NET ASSETS - 100%		$ 1,436,603
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
44 NYFE Russell 2000 Mini Index Contracts	Sept. 2010	$ 2,858	$ (52)
The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,280,000.
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$40,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 8
Bank of America NA	6
Barclays Capital, Inc.	9
Credit Agricole Securities (USA) Inc.	2
Credit Suisse Securities (USA) LLC	2
Deutsche Bank Securities, Inc.	1
ING Financial Markets LLC	1
Mizuho Securities USA, Inc.	2
Morgan Stanley & Co., Inc.	2
RBC Capital Markets Corp.	2
RBS Securities, Inc.	2
Societe Generale, New York Branch	3
Wells Fargo Securities LLC	0*
$ 40
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	742
Total	$ 774
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 5,605	$ -	$ 4,845	$ -	$ -
Conceptus, Inc.	28,241	-	28,343	-	-
Diedrich Coffee, Inc.	7,253	-	10,075	-	-
Ruth's Hospitality Group, Inc.	5,602	-	4,375	-	-
Zale Corp.	7,613	-	4,489	-	-
Total	$ 54,314	$ -	$ 52,127	$ -	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,452	$ 209,452	$ -	$ -
Consumer Staples	46,857	46,857	-	-
Energy	74,847	74,847	-	-
Financials	294,682	294,682	-	-
Health Care	177,567	177,567	-	-
Industrials	202,713	202,713	-	-
Information Technology	283,287	283,287	-	-
Materials	71,021	71,021	-	-
Telecommunication Services	16,649	16,649	-	-
Utilities	45,099	45,099	-	-
U.S. Government and Government Agency Obligations	3,280	-	3,280	-
Money Market Funds	86,420	86,420	-	-
Cash Equivalents	40	-	40	-
Total Investments in Securities:	$ 1,511,914	$ 1,508,594	$ 3,320	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (52)	$ (52)	$ -	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,370,361,000. Net unrealized appreciation aggregated $141,553,000, of which $208,613,000 related to appreciated investment securities and $67,060,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Small Cap Independence Fund
Class A
Class T
Class B
Class C
Institutional Class

(To be renamed Fidelity Stock Selector
Small Cap Fund effective September 1, 2010)

July 31, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity ®
Small Cap Independence Fund

1.863107.102

ASCS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.6%
Auto Components - 1.7%
BorgWarner, Inc. (a)	224,500	$ 9,847
Tenneco, Inc. (a)	518,200	14,302
		24,149
Diversified Consumer Services - 0.5%
Bridgepoint Education, Inc. (a)	410,604	7,617
Hotels, Restaurants & Leisure - 2.0%
Red Robin Gourmet Burgers, Inc. (a)	135,000	2,881
Vail Resorts, Inc. (a)(d)	233,000	8,826
WMS Industries, Inc. (a)	207,500	7,991
Wyndham Worldwide Corp.	353,615	9,028
		28,726
Household Durables - 2.4%
iRobot Corp. (a)(d)	308,470	6,280
Meritage Homes Corp. (a)	448,000	7,876
Mohawk Industries, Inc. (a)	163,200	7,985
Tempur-Pedic International, Inc. (a)	402,546	12,346
		34,487
Media - 0.5%
Lamar Advertising Co. Class A (a)	284,200	7,773
Multiline Retail - 0.5%
Dollarama, Inc.	282,934	7,063
Specialty Retail - 4.7%
Cabela's, Inc. Class A (a)(d)	589,462	9,190
Fourlis Holdings SA	577,430	6,006
Gymboree Corp. (a)(d)	188,400	8,158
RadioShack Corp.	446,400	9,615
Shoe Carnival, Inc. (a)	525,147	11,054
Signet Jewelers Ltd. (a)	272,400	8,109
Vitamin Shoppe, Inc.	444,800	12,152
West Marine, Inc. (a)(d)	303,700	3,152
		67,436
Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor Corp. (a)	205,700	10,468
G-III Apparel Group Ltd. (a)	506,100	13,057
Phillips-Van Heusen Corp.	167,200	8,676
		32,201
TOTAL CONSUMER DISCRETIONARY		209,452
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.3%
Beverages - 0.4%
Hansen Natural Corp. (a)	134,400	$ 5,630
Food & Staples Retailing - 0.5%
BJ's Wholesale Club, Inc. (a)	167,600	7,634
Food Products - 1.7%
Chiquita Brands International, Inc. (a)	442,770	6,500
Green Mountain Coffee Roasters, Inc. (a)(d)	256,403	7,895
J&J Snack Foods Corp.	89,855	3,748
Lance, Inc.	251,700	5,318
		23,461
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	464,655	7,216
Nutraceutical International Corp. (a)	185,112	2,916
		10,132
TOTAL CONSUMER STAPLES		46,857
ENERGY - 5.2%
Energy Equipment & Services - 1.5%
Complete Production Services, Inc. (a)	323,929	6,236
Newpark Resources, Inc. (a)	711,600	5,686
Superior Energy Services, Inc. (a)	268,200	6,112
Willbros Group, Inc. (a)	459,500	4,204
		22,238
Oil, Gas & Consumable Fuels - 3.7%
Atlas Pipeline Partners, LP (a)	663,713	11,973
Berry Petroleum Co. Class A	269,300	8,031
Cloud Peak Energy, Inc.	508,900	7,812
EXCO Resources, Inc.	416,200	6,039
SM Energy Co.	250,768	10,387
Whiting Petroleum Corp. (a)	95,065	8,367
		52,609
TOTAL ENERGY		74,847
FINANCIALS - 20.5%
Capital Markets - 2.6%
Affiliated Managers Group, Inc. (a)	173,200	12,268
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
optionsXpress Holdings, Inc. (a)	891,900	$ 13,914
Waddell & Reed Financial, Inc. Class A	493,900	11,770
		37,952
Commercial Banks - 6.4%
Associated Banc-Corp.	1,065,723	14,483
CapitalSource, Inc.	2,845,000	15,306
City National Corp.	279,200	15,822
National Penn Bancshares, Inc.	2,441,600	16,261
PacWest Bancorp	658,300	13,778
TCF Financial Corp.	1,037,400	16,432
		92,082
Diversified Financial Services - 0.4%
Gimv NV	102,300	5,040
Insurance - 3.7%
Alterra Capital Holdings Ltd.	546,400	10,573
Amerisafe, Inc. (a)	740,900	13,307
Endurance Specialty Holdings Ltd.	359,700	13,881
Platinum Underwriters Holdings Ltd.	393,800	15,390
		53,151
Real Estate Investment Trusts - 3.6%
Alexandria Real Estate Equities, Inc. (d)	247,500	17,461
Franklin Street Properties Corp.	612,500	7,479
Highwoods Properties, Inc. (SBI)	254,800	7,978
Home Properties, Inc.	189,478	9,411
National Retail Properties, Inc.	394,900	9,130
		51,459
Real Estate Management & Development - 2.1%
Forestar Group, Inc. (a)	946,700	15,251
Jones Lang LaSalle, Inc.	200,900	15,562
		30,813
Thrifts & Mortgage Finance - 1.7%
Astoria Financial Corp.	770,700	10,204
Washington Federal, Inc.	803,500	13,981
		24,185
TOTAL FINANCIALS		294,682
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.4%
Biotechnology - 3.1%
Allos Therapeutics, Inc. (a)(d)	854,798	$ 4,120
Anadys Pharmaceuticals, Inc. (a)	943,100	1,896
ARIAD Pharmaceuticals, Inc. (a)	1,111,818	3,558
BioMarin Pharmaceutical, Inc. (a)	140,400	3,068
Dynavax Technologies Corp. (a)	1,829,266	4,043
Idenix Pharmaceuticals, Inc. (a)	40,962	209
Incyte Corp. (a)	328,420	4,276
Inhibitex, Inc. (a)	530,637	1,003
Keryx Biopharmaceuticals, Inc. (a)(d)	703,657	2,646
Lexicon Pharmaceuticals, Inc. (a)	1,995,243	3,013
Metabolix, Inc. (a)(d)	283,644	4,005
Neurocrine Biosciences, Inc. (a)	688,590	3,911
Pharmacyclics, Inc. (a)(d)	244,400	1,703
Pharmasset, Inc. (a)	43,900	1,186
Targacept, Inc. (a)	127,159	2,750
ZIOPHARM Oncology, Inc. (a)(d)	724,202	2,709
		44,096
Health Care Equipment & Supplies - 2.8%
AGA Medical Holdings, Inc. (d)	625,042	9,057
American Medical Systems Holdings, Inc. (a)	461,093	10,310
DexCom, Inc. (a)	875,800	9,774
Hill-Rom Holdings, Inc.	77,100	2,547
NxStage Medical, Inc. (a)	136,550	2,156
Volcano Corp. (a)	296,737	6,549
		40,393
Health Care Providers & Services - 3.4%
Alliance Healthcare Services, Inc. (a)	1,606,678	6,748
BioScrip, Inc. (a)	621,670	2,642
Catalyst Health Solutions, Inc. (a)	188,363	6,514
Centene Corp. (a)	388,969	8,289
Emergency Medical Services Corp. Class A (a)	86,371	3,864
Hanger Orthopedic Group, Inc. (a)	373,693	6,409
HMS Holdings Corp. (a)	172,814	9,733
MWI Veterinary Supply, Inc. (a)	90,661	4,774
		48,973
Health Care Technology - 0.5%
MedAssets, Inc. (a)	38,600	904
SXC Health Solutions Corp. (a)	78,683	5,392
		6,296
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 1.5%
Dionex Corp. (a)	78,893	$ 5,956
eResearchTechnology, Inc. (a)	993,068	8,044
Illumina, Inc. (a)	176,950	7,933
		21,933
Pharmaceuticals - 1.1%
Amarin Corp. PLC ADR (a)(d)	730,530	1,775
Ardea Biosciences, Inc. (a)	187,205	3,735
Cardiome Pharma Corp. (a)	392,100	3,212
Perrigo Co.	24,300	1,361
Questcor Pharmaceuticals, Inc. (a)	514,919	5,793
		15,876
TOTAL HEALTH CARE		177,567
INDUSTRIALS - 14.1%
Aerospace & Defense - 1.1%
Teledyne Technologies, Inc. (a)	192,900	7,915
Triumph Group, Inc.	100,720	7,645
		15,560
Air Freight & Logistics - 0.5%
UTI Worldwide, Inc.	512,000	7,480
Airlines - 0.6%
Alaska Air Group, Inc. (a)	168,400	8,688
Building Products - 2.0%
A.O. Smith Corp.	202,326	11,063
AAON, Inc. (d)	319,500	7,943
Armstrong World Industries, Inc. (a)	248,658	9,091
		28,097
Commercial Services & Supplies - 0.8%
United Stationers, Inc. (a)	203,642	11,027
Construction & Engineering - 1.1%
Chicago Bridge & Iron Co. NV unit (a)	349,200	7,860
Granite Construction, Inc.	316,100	7,349
		15,209
Electrical Equipment - 1.3%
General Cable Corp. (a)(d)	369,415	9,804
Regal-Beloit Corp.	157,700	9,593
		19,397
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.7%
Carlisle Companies, Inc.	219,300	$ 7,386
Otter Tail Corp.	107,572	2,211
		9,597
Machinery - 3.8%
Accuride Corp. (a)	3,840,500	4,570
CLARCOR, Inc.	265,214	9,951
Gardner Denver, Inc.	167,300	8,494
John Bean Technologies Corp.	484,000	7,604
Manitowoc Co., Inc.	753,300	7,804
Timken Co.	297,574	10,004
Wabtec Corp.	143,629	6,407
		54,834
Professional Services - 0.5%
Advisory Board Co. (a)	171,316	7,514
Road & Rail - 0.5%
Kansas City Southern (a)	216,600	7,949
Trading Companies & Distributors - 1.2%
Interline Brands, Inc. (a)	512,200	9,266
WESCO International, Inc. (a)	225,300	8,095
		17,361
TOTAL INDUSTRIALS		202,713
INFORMATION TECHNOLOGY - 19.7%
Communications Equipment - 3.6%
Adtran, Inc.	488,300	15,421
CommScope, Inc. (a)	360,706	7,337
DragonWave, Inc. (a)(d)	733,000	4,464
Emulex Corp. (a)	826,200	7,188
Ixia (a)	604,400	6,636
NETGEAR, Inc. (a)	481,032	11,545
		52,591
Computers & Peripherals - 2.4%
NCR Corp. (a)	508,200	6,962
SanDisk Corp. (a)	158,136	6,911
Super Micro Computer, Inc. (a)	761,902	11,002
Synaptics, Inc. (a)(d)	291,100	9,111
		33,986
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 1.4%
Anixter International, Inc. (a)	203,300	$ 9,823
Avnet, Inc. (a)	401,730	10,104
		19,927
Internet Software & Services - 2.6%
Art Technology Group, Inc. (a)	2,406,900	8,665
j2 Global Communications, Inc. (a)	298,200	7,017
Rackspace Hosting, Inc. (a)(d)	620,700	11,607
Terremark Worldwide, Inc. (a)	1,196,956	10,749
		38,038
IT Services - 2.4%
Acxiom Corp. (a)	183,866	2,821
Alliance Data Systems Corp. (a)	69,100	3,972
Sapient Corp.	693,280	7,626
Wright Express Corp. (a)	562,433	19,674
		34,093
Semiconductors & Semiconductor Equipment - 2.8%
Brooks Automation, Inc. (a)	338,500	2,583
Micron Technology, Inc. (a)	396,900	2,889
MKS Instruments, Inc. (a)	198,000	4,249
Omnivision Technologies, Inc. (a)	431,400	9,625
Standard Microsystems Corp. (a)	279,490	6,154
Teradyne, Inc. (a)	554,625	5,968
Varian Semiconductor Equipment Associates, Inc. (a)	180,400	5,098
Verigy Ltd. (a)	387,900	3,452
		40,018
Software - 4.5%
Ariba, Inc. (a)	362,069	5,782
JDA Software Group, Inc. (a)	420,900	9,891
Mentor Graphics Corp. (a)	1,426,400	13,722
Nuance Communications, Inc. (a)	664,400	10,969
Parametric Technology Corp. (a)	834,100	14,964
Radiant Systems, Inc. (a)	654,874	9,306
		64,634
TOTAL INFORMATION TECHNOLOGY		283,287
MATERIALS - 4.9%
Chemicals - 2.5%
Cabot Corp.	305,200	9,003
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
LyondellBasell Industries NV:
Class A (a)	237,814	$ 4,281
Class B (a)	233,197	4,198
Rockwood Holdings, Inc. (a)	369,600	10,796
Solutia, Inc. (a)	586,500	8,276
		36,554
Construction Materials - 0.3%
Texas Industries, Inc. (d)	135,500	4,499
Metals & Mining - 2.1%
Carpenter Technology Corp.	297,873	10,411
Compass Minerals International, Inc.	137,800	9,741
Red Back Mining, Inc. (a)	387,800	9,816
		29,968
TOTAL MATERIALS		71,021
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.6%
AboveNet, Inc. (a)	69,457	3,695
Global Crossing Ltd. (a)	217,701	2,519
PAETEC Holding Corp. (a)	707,979	2,782
		8,996
Wireless Telecommunication Services - 0.6%
NII Holdings, Inc. (a)	40,800	1,528
Syniverse Holdings, Inc. (a)	274,303	6,125
		7,653
TOTAL TELECOMMUNICATION SERVICES		16,649
UTILITIES - 3.1%
Electric Utilities - 1.6%
Cleco Corp.	247,200	7,058
Great Plains Energy, Inc.	338,700	6,076
Portland General Electric Co.	217,600	4,156
Westar Energy, Inc.	265,100	6,331
		23,621
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 1.0%
Northwest Natural Gas Co.	142,100	$ 6,737
Southwest Gas Corp.	248,900	8,007
		14,744
Multi-Utilities - 0.5%
NorthWestern Energy Corp.	238,800	6,734
TOTAL UTILITIES		45,099
TOTAL COMMON STOCKS (Cost $1,280,053)		1,422,174
U.S. Treasury Obligations - 0.2%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.15% 8/5/10 to 9/9/10 (e) (Cost $3,280)	$ 3,280	3,280
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	21,810,543	21,811
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	64,609,280	64,609
TOTAL MONEY MARKET FUNDS (Cost $86,420)		86,420
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Treasury Obligations) # (Cost $40)	$ 40	40
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $1,369,793)		1,511,914
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(75,311)
NET ASSETS - 100%		$ 1,436,603
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
44 NYFE Russell 2000 Mini Index Contracts	Sept. 2010	$ 2,858	$ (52)
The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,280,000.
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$40,000 due 8/02/10 at 0.21%
BNP Paribas Securities Corp.	$ 8
Bank of America NA	6
Barclays Capital, Inc.	9
Credit Agricole Securities (USA) Inc.	2
Credit Suisse Securities (USA) LLC	2
Deutsche Bank Securities, Inc.	1
ING Financial Markets LLC	1
Mizuho Securities USA, Inc.	2
Morgan Stanley & Co., Inc.	2
RBC Capital Markets Corp.	2
RBS Securities, Inc.	2
Societe Generale, New York Branch	3
Wells Fargo Securities LLC	0*
$ 40
* Amount represents less than $1,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 32
Fidelity Securities Lending Cash Central Fund	742
Total	$ 774
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Carluccio's PLC	$ 5,605	$ -	$ 4,845	$ -	$ -
Conceptus, Inc.	28,241	-	28,343	-	-
Diedrich Coffee, Inc.	7,253	-	10,075	-	-
Ruth's Hospitality Group, Inc.	5,602	-	4,375	-	-
Zale Corp.	7,613	-	4,489	-	-
Total	$ 54,314	$ -	$ 52,127	$ -	$ -
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 209,452	$ 209,452	$ -	$ -
Consumer Staples	46,857	46,857	-	-
Energy	74,847	74,847	-	-
Financials	294,682	294,682	-	-
Health Care	177,567	177,567	-	-
Industrials	202,713	202,713	-	-
Information Technology	283,287	283,287	-	-
Materials	71,021	71,021	-	-
Telecommunication Services	16,649	16,649	-	-
Utilities	45,099	45,099	-	-
U.S. Government and Government Agency Obligations	3,280	-	3,280	-
Money Market Funds	86,420	86,420	-	-
Cash Equivalents	40	-	40	-
Total Investments in Securities:	$ 1,511,914	$ 1,508,594	$ 3,320	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (52)	$ (52)	$ -	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $1,370,361,000. Net unrealized appreciation aggregated $141,553,000, of which $208,613,000 related to appreciated investment securities and $67,060,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Stock Selector
All Cap Fund
(formerly Fidelity Stock Selector)

July 31, 2010

1.804827.106

FSS-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.1%
	Shares	Value (000s)
Fidelity Consumer Discretionary Central Fund (b)	622,157	$ 65,619
Fidelity Consumer Staples Central Fund (b)	706,634	84,528
Fidelity Energy Central Fund (b)	844,735	80,596
Fidelity Financials Central Fund (b)	2,395,430	136,875
Fidelity Health Care Central Fund (b)	790,457	82,492
Fidelity Industrials Central Fund (b)	620,542	74,074
Fidelity Information Technology Central Fund (b)	856,173	117,904
Fidelity Materials Central Fund (b)	190,635	25,358
Fidelity Telecom Services Central Fund (b)	211,127	22,726
Fidelity Utilities Central Fund (b)	282,340	26,269
TOTAL EQUITY CENTRAL FUNDS (Cost $707,898)		716,441
Money Market Central Funds - 0.0%

Fidelity Cash Central Fund, 0.24% (a) (Cost $64)	64,423	64
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $707,962)		716,505
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(420)
NET ASSETS - 100%		$ 716,085
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Consumer Discretionary Central Fund	137
Fidelity Consumer Staples Central Fund	316
Fidelity Energy Central Fund	93
Fidelity Financials Central Fund	186
Fidelity Health Care Central Fund	64
Fidelity Industrials Central Fund	158
Fidelity Information Technology Central Fund	61
Fidelity Materials Central Fund	521
Fidelity Securities Lending Cash Central Fund	21
Fidelity Telecom Services Central Fund	141
Fidelity Utilities Central Fund	101
Total	$ 1,821
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases*	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ -	$ 63,052	$ 52	$ 65,619	11.7%
Fidelity Consumer Staples Central Fund	-	87,477	2,605	84,528	20.1%
Fidelity Energy Central Fund	-	87,182	611	80,596	13.7%
Fidelity Financials Central Fund	-	147,455	782	136,875	14.2%
Fidelity Health Care Central Fund	-	86,075	3,254	82,492	12.7%
Fidelity Industrials Central Fund	-	70,187	2,247	74,074	11.8%
Fidelity Information Technology Central Fund	-	109,438	5,097	117,904	11.8%
Fidelity Materials Central Fund	-	25,026	19	25,358	12.1%
Fidelity Telecom Services Central Fund	-	21,738	107	22,726	13.7%
Fidelity Utilities Central Fund	-	24,903	19	26,269	12.5%
Total	$ -	$ 722,533	$ 14,793	$ 716,441
* Includes the value of shares purchased through in-kind transactions.

On June 18, 2010, the Fund exchanged securities for shares of each of the 10 Fidelity Equity Sector Central Funds, which are affiliated investment companies managed by FMR Co., Inc., an affiliate of FMR. Each of the Fidelity Equity Sector Central Funds seeks capital appreciation and invests primarily in securities of companies whose principal business activities fall within specific industries. In accordance with the Fund's investment objectives, it allocated its assets among the Fidelity Equity Sector Central Funds.

Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $707,962,000. Net unrealized appreciation aggregated $8,543,000, of which $25,223,000 related to appreciated investment securities and $16,680,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Value Fund

July 31, 2010

1.804828.106

VAL-QTLY-0910

Investments July 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Automobiles - 0.7%
Fiat SpA	2,861,000	$ 36,655
Harley-Davidson, Inc.	675,141	18,384
		55,039
Hotels, Restaurants & Leisure - 2.3%
Ameristar Casinos, Inc.	1,232,134	19,443
Bally Technologies, Inc. (a)	446,838	14,433
Brinker International, Inc.	1,441,500	22,660
DineEquity, Inc. (a)	592,699	21,610
Starwood Hotels & Resorts Worldwide, Inc.	888,344	43,040
Vail Resorts, Inc. (a)(d)	153,780	5,825
WMS Industries, Inc. (a)	438,221	16,876
Wyndham Worldwide Corp.	1,683,604	42,982
		186,869
Household Durables - 2.3%
Ethan Allen Interiors, Inc. (d)(e)	2,637,759	40,463
Harman International Industries, Inc. (a)	287,800	8,752
KB Home	297,931	3,390
Pulte Group, Inc. (a)	4,137,465	36,327
Stanley Black & Decker, Inc.	1,651,700	95,832
		184,764
Internet & Catalog Retail - 0.5%
Liberty Media Corp. Interactive Series A (a)	3,154,415	35,708
Leisure Equipment & Products - 0.7%
Brunswick Corp.	2,935,308	49,665
Eastman Kodak Co. (a)(d)	2,208,800	8,769
		58,434
Media - 2.0%
Interpublic Group of Companies, Inc. (a)	4,837,398	44,214
Liberty Global, Inc. Class A (a)(d)	559,700	16,371
MDC Partners, Inc. Class A (sub. vtg.)	612,500	7,552
United Business Media Ltd.	1,135,266	9,802
Valassis Communications, Inc. (a)	976,185	33,747
Virgin Media, Inc.	2,120,718	45,659
		157,345
Multiline Retail - 0.2%
Big Lots, Inc. (a)	346,930	11,903
Specialty Retail - 1.8%
Advance Auto Parts, Inc.	208,900	11,182
Best Buy Co., Inc.	942,560	32,669
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
OfficeMax, Inc. (a)(e)	4,478,369	$ 63,996
Sally Beauty Holdings, Inc. (a)	2,286,281	21,628
Staples, Inc.	880,910	17,909
		147,384
Textiles, Apparel & Luxury Goods - 0.9%
Hanesbrands, Inc. (a)	1,525,400	38,211
Iconix Brand Group, Inc. (a)	1,721,471	28,335
Warnaco Group, Inc. (a)	193,464	8,081
		74,627
TOTAL CONSUMER DISCRETIONARY		912,073
CONSUMER STAPLES - 5.4%
Beverages - 1.7%
Coca-Cola Enterprises, Inc.	1,963,200	56,344
Diageo PLC sponsored ADR	163,800	11,446
Dr Pepper Snapple Group, Inc.	1,317,323	49,465
The Coca-Cola Co.	440,536	24,278
		141,533
Food & Staples Retailing - 1.9%
Kroger Co.	3,953,800	83,741
Sysco Corp.	1,502,400	46,529
Walgreen Co.	391,612	11,181
Winn-Dixie Stores, Inc. (a)	912,854	8,955
		150,406
Food Products - 0.9%
Bunge Ltd.	1,205,039	59,830
Flowers Foods, Inc.	458,560	11,111
Smithfield Foods, Inc. (a)	249,600	3,557
		74,498
Personal Products - 0.9%
Avon Products, Inc.	2,236,734	69,630
TOTAL CONSUMER STAPLES		436,067
ENERGY - 9.8%
Energy Equipment & Services - 3.6%
Baker Hughes, Inc.	2,062,276	99,546
Cameron International Corp. (a)	816,400	32,321
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Halliburton Co.	1,212,700	$ 36,235
Noble Corp.	407,239	13,235
Pride International, Inc. (a)	1,108,800	26,378
Smith International, Inc.	1,650,200	68,450
Transocean Ltd. (a)	317,275	14,661
		290,826
Oil, Gas & Consumable Fuels - 6.2%
Apache Corp.	184,900	17,673
Atlas Pipeline Partners, LP (a)	2,018,700	36,417
Cimarex Energy Co.	305,300	21,026
Concho Resources, Inc. (a)(h)	182,000	9,825
Denbury Resources, Inc. (a)	1,752,300	27,756
Enbridge Energy Partners LP	607,005	32,936
EXCO Resources, Inc.	956,800	13,883
Forest Oil Corp. (a)	723,000	20,671
Marathon Oil Corp.	1,330,797	44,515
NuStar Energy LP	408,232	24,894
Peabody Energy Corp.	863,100	38,969
Petrohawk Energy Corp. (a)	2,017,300	31,813
Pioneer Natural Resources Co.	373,399	21,627
Southwestern Energy Co. (a)	867,313	31,614
Suncor Energy, Inc.	689,100	22,719
Talisman Energy, Inc.	2,574,400	43,952
Whiting Petroleum Corp. (a)	655,500	57,691
		497,981
TOTAL ENERGY		788,807
FINANCIALS - 26.9%
Capital Markets - 2.9%
Bank of New York Mellon Corp.	2,095,572	52,536
Invesco Ltd.	1,402,000	27,395
Morgan Stanley	1,781,700	48,088
State Street Corp.	1,628,800	63,393
TD Ameritrade Holding Corp. (a)	2,441,450	38,428
		229,840
Commercial Banks - 6.3%
BB&T Corp.	2,327,511	57,792
CapitalSource, Inc.	3,833,346	20,623
CIT Group, Inc. (a)	1,139,976	41,450
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Comerica, Inc.	667,896	$ 25,620
Itau Unibanco Banco Multiplo SA ADR (f)	1,800,300	40,309
PNC Financial Services Group, Inc.	907,010	53,867
Regions Financial Corp.	3,474,111	25,465
SunTrust Banks, Inc.	724,219	18,793
TCF Financial Corp.	1,525,200	24,159
U.S. Bancorp, Delaware	4,420,322	105,646
Wells Fargo & Co.	3,344,340	92,739
		506,463
Consumer Finance - 0.8%
Capital One Financial Corp.	445,848	18,873
SLM Corp. (a)	3,960,400	47,525
		66,398
Diversified Financial Services - 2.1%
Bank of America Corp.	4,600,144	64,586
JPMorgan Chase & Co.	2,054,900	82,771
Moody's Corp.	748,011	17,616
		164,973
Insurance - 8.1%
Aegon NV (a)	4,647,414	27,919
AFLAC, Inc.	1,057,697	52,028
Allstate Corp.	1,413,788	39,925
Assured Guaranty Ltd.	732,627	11,502
Berkshire Hathaway, Inc. Class B (a)	342,900	26,787
Delphi Financial Group, Inc. Class A	1,266,937	32,877
Everest Re Group Ltd.	345,149	26,790
Fairfax Financial Holdings Ltd. (sub. vtg.)	63,900	25,456
First American Financial Corp.	1,769,538	26,101
Genworth Financial, Inc. Class A (a)	1,244,486	16,900
Lincoln National Corp.	2,266,132	59,010
Marsh & McLennan Companies, Inc.	740,900	17,426
MBIA, Inc. (a)(d)	1,131,650	9,823
MetLife, Inc.	1,636,100	68,814
ProAssurance Corp. (a)	1,919	114
Reinsurance Group of America, Inc.	1,269,200	60,896
StanCorp Financial Group, Inc.	581,675	21,923
Torchmark Corp.	493,134	26,171
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Unum Group	2,014,313	$ 45,967
XL Capital Ltd. Class A	3,063,456	54,315
		650,744
Real Estate Investment Trusts - 4.5%
Alexandria Real Estate Equities, Inc.	739,709	52,186
CBL & Associates Properties, Inc.	696,175	9,795
Corporate Office Properties Trust (SBI)	653,324	24,500
Post Properties, Inc.	1,061,300	27,042
ProLogis Trust	3,955,645	42,958
Public Storage	476,600	46,764
SL Green Realty Corp.	972,162	58,563
The Macerich Co.	654,300	27,121
Ventas, Inc.	913,692	46,342
Vornado Realty Trust	335,695	27,789
		363,060
Real Estate Management & Development - 1.9%
CB Richard Ellis Group, Inc. Class A (a)	3,023,223	51,395
Forest City Enterprises, Inc. Class A (a)(d)	3,198,576	40,622
Forestar Group, Inc. (a)	1,303,203	20,995
Jones Lang LaSalle, Inc.	171,173	13,259
The St. Joe Co. (a)(d)	377,200	9,728
Wharf Holdings Ltd.	3,740,000	20,463
		156,462
Thrifts & Mortgage Finance - 0.3%
People's United Financial, Inc.	1,716,900	23,762
TOTAL FINANCIALS		2,161,702
HEALTH CARE - 5.7%
Biotechnology - 0.3%
Clinical Data, Inc. (a)	282,179	3,934
Gilead Sciences, Inc. (a)	365,889	12,191
PDL BioPharma, Inc.	1,447,000	9,000
		25,125
Health Care Equipment & Supplies - 1.7%
AGA Medical Holdings, Inc.	303,683	4,400
CareFusion Corp. (a)	358,000	7,543
Conceptus, Inc. (a)(d)	836,500	11,301
Hill-Rom Holdings, Inc.	1,034,500	34,180
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)	878,700	$ 12,425
Orthofix International NV (a)	303,003	9,175
Symmetry Medical, Inc. (a)	285,224	2,775
Wright Medical Group, Inc. (a)	1,077,482	16,819
Zimmer Holdings, Inc. (a)	776,300	41,136
		139,754
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc. (a)	1,144,030	16,222
Centene Corp. (a)	508,834	10,843
DaVita, Inc. (a)	574,190	32,913
Health Net, Inc. (a)	647,200	15,242
HealthSouth Corp. (a)	484,600	8,970
Lincare Holdings, Inc.	1,217,044	28,917
McKesson Corp.	260,300	16,352
Medco Health Solutions, Inc. (a)	200,200	9,610
Omnicare, Inc.	175,300	4,318
Quest Diagnostics, Inc.	277,760	13,052
Sun Healthcare Group, Inc. (a)	998,000	8,263
Universal American Financial Corp.	590,266	9,881
Universal Health Services, Inc. Class B	528,581	19,013
		193,596
Life Sciences Tools & Services - 0.6%
Life Technologies Corp. (a)	203,800	8,761
Lonza Group AG	189,956	14,754
PerkinElmer, Inc.	1,256,900	24,459
		47,974
Pharmaceuticals - 0.7%
Cadence Pharmaceuticals, Inc. (a)	731,067	5,600
Forest Laboratories, Inc. (a)	335,900	9,321
King Pharmaceuticals, Inc. (a)	1,019,980	8,935
Teva Pharmaceutical Industries Ltd. sponsored ADR	383,200	18,719
Valeant Pharmaceuticals International (a)	177,000	9,969
		52,544
TOTAL HEALTH CARE		458,993
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.2%
AerCap Holdings NV (a)	1,017,368	13,246
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Alliant Techsystems, Inc. (a)	157,000	$ 10,544
BE Aerospace, Inc. (a)	191,100	5,618
DigitalGlobe, Inc. (a)	918,524	25,039
Esterline Technologies Corp. (a)	429,433	22,043
Goodrich Corp.	179,100	13,051
ITT Corp.	645,300	30,407
Precision Castparts Corp.	369,461	45,144
Raytheon Co.	179,900	8,324
		173,416
Airlines - 0.1%
Pinnacle Airlines Corp. (a)(e)	1,696,365	9,415
Building Products - 0.7%
Armstrong World Industries, Inc. (a)	537,560	19,653
Masco Corp.	1,298,921	13,353
Owens Corning (a)	885,042	27,861
		60,867
Commercial Services & Supplies - 2.0%
Avery Dennison Corp.	554,000	19,861
Cornell Companies, Inc. (a)	339,404	9,480
Interface, Inc. Class A	997,555	12,400
Iron Mountain, Inc.	1,259,800	29,819
Quad/Graphics, Inc. (a)	134,882	5,738
Republic Services, Inc.	1,335,636	42,553
The Brink's Co.	233,793	5,120
The Geo Group, Inc. (a)	1,842,202	39,755
		164,726
Construction & Engineering - 2.2%
EMCOR Group, Inc. (a)	174,200	4,531
Fluor Corp.	1,487,748	71,843
Foster Wheeler AG (a)	880,579	20,271
Jacobs Engineering Group, Inc. (a)	1,571,457	57,468
KBR, Inc.	923,819	20,675
		174,788
Industrial Conglomerates - 0.5%
Rheinmetall AG	102,899	6,160
Textron, Inc.	1,692,000	35,126
		41,286
Machinery - 1.9%
AGCO Corp. (a)	616,950	21,445
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
ArvinMeritor, Inc. (a)	663,928	$ 10,895
Ingersoll-Rand Co. Ltd.	830,600	31,114
Navistar International Corp. (a)	626,189	32,380
Pall Corp.	340,379	13,016
Parker Hannifin Corp.	432,100	26,842
Vallourec SA	199,400	19,416
		155,108
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	1,082,677	5,175
Professional Services - 0.5%
Experian PLC	8,193	81
Towers Watson & Co.	841,035	37,434
		37,515
Road & Rail - 1.5%
Con-way, Inc.	1,014,310	34,172
Contrans Group, Inc.:
(sub. vtg.) (f)	392,000	3,413
Class A	1,282,700	11,168
Union Pacific Corp.	960,600	71,728
		120,481
TOTAL INDUSTRIALS		942,777
INFORMATION TECHNOLOGY - 8.4%
Communications Equipment - 0.4%
Comverse Technology, Inc. (a)	2,093,260	15,699
Research In Motion Ltd. (a)	233,600	13,439
		29,138
Computers & Peripherals - 0.2%
Hewlett-Packard Co.	301,600	13,886
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	527,705	14,739
Anixter International, Inc. (a)	189,235	9,144
Avnet, Inc. (a)	1,709,219	42,987
Flextronics International Ltd. (a)	3,116,237	19,383
Molex, Inc. (d)	599,708	11,820
Tyco Electronics Ltd.	548,667	14,814
		112,887
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.9%
AOL, Inc. (a)	142,800	$ 2,987
eBay, Inc. (a)	1,988,600	41,582
Monster Worldwide, Inc. (a)(d)	1,416,445	19,434
Yahoo!, Inc. (a)	758,918	10,534
		74,537
IT Services - 1.1%
Acxiom Corp. (a)	1,228,221	18,841
CoreLogic, Inc. (a)	726,727	14,556
Fiserv, Inc. (a)	497,018	24,901
MasterCard, Inc. Class A	104,203	21,887
Wright Express Corp. (a)	305,899	10,703
		90,888
Office Electronics - 0.3%
Xerox Corp.	2,179,656	21,230
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	2,057,866	15,413
Analog Devices, Inc.	1,047,145	31,111
Avago Technologies Ltd.	569,090	12,383
Intersil Corp. Class A	1,190,564	13,525
KLA-Tencor Corp.	853,550	27,032
Lam Research Corp. (a)	933,125	39,369
Marvell Technology Group Ltd. (a)	1,258,200	18,772
MEMC Electronic Materials, Inc. (a)	907,960	8,680
Micron Technology, Inc. (a)	3,344,052	24,345
ON Semiconductor Corp. (a)	1,039,384	7,016
PMC-Sierra, Inc. (a)	893,800	7,240
		204,886
Software - 1.5%
BMC Software, Inc. (a)	1,335,551	47,519
CA, Inc.	1,106,200	21,637
Epicor Software Corp. (a)	2,111,878	16,346
JDA Software Group, Inc. (a)	239,200	5,621
Novell, Inc. (a)	1,163,200	7,026
Symantec Corp. (a)	1,943,898	25,212
		123,361
TOTAL INFORMATION TECHNOLOGY		670,813
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 6.6%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	203,250	$ 14,752
Arkema sponsored ADR	173,000	7,551
Ashland, Inc.	725,872	36,911
Cabot Corp.	832,700	24,565
Celanese Corp. Class A	1,482,800	41,652
CF Industries Holdings, Inc.	288,207	23,400
Clariant AG (Reg.) (a)	1,027,390	13,612
Ferro Corp. (a)	615,245	6,565
Innophos Holdings, Inc.	392,100	11,492
Monsanto Co.	334,302	19,336
Solutia, Inc. (a)	2,955,641	41,704
W.R. Grace & Co. (a)	652,672	16,754
Wacker Chemie AG	58,600	9,406
		267,700
Construction Materials - 0.3%
HeidelbergCement AG	533,866	26,890
Containers & Packaging - 1.5%
Ball Corp.	669,901	39,015
Owens-Illinois, Inc. (a)	1,145,754	31,680
Pactiv Corp. (a)	1,157,200	35,202
Rexam PLC	3,239,888	15,702
		121,599
Metals & Mining - 1.2%
Commercial Metals Co.	790,551	11,376
Compania de Minas Buenaventura SA sponsored ADR	481,800	18,602
Compass Minerals International, Inc.	544,769	38,510
Lihir Gold Ltd.	4,438,117	16,495
Walter Energy, Inc.	158,125	11,274
		96,257
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	1,197,000	19,415
TOTAL MATERIALS		531,861
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.2%
Cbeyond, Inc. (a)	632,738	9,637
Cincinnati Bell, Inc. (a)	1,792,900	5,307
Frontier Communications Corp.	9,354	71
Global Crossing Ltd. (a)	636,391	7,363
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Iliad Group SA	77,297	$ 6,805
Qwest Communications International, Inc.	9,640,184	54,563
Verizon Communications, Inc.	498,600	14,489
		98,235
Wireless Telecommunication Services - 0.9%
American Tower Corp. Class A (a)	870,100	40,233
NII Holdings, Inc. (a)	886,120	33,194
		73,427
TOTAL TELECOMMUNICATION SERVICES		171,662
UTILITIES - 10.8%
Electric Utilities - 3.8%
American Electric Power Co., Inc.	2,875,030	103,444
FirstEnergy Corp.	2,561,171	96,556
NextEra Energy, Inc.	682,426	35,691
PPL Corp.	2,433,199	66,402
		302,093
Gas Utilities - 0.5%
UGI Corp.	1,658,018	44,700
Independent Power Producers & Energy Traders - 1.9%
AES Corp. (a)	7,257,200	74,822
Calpine Corp. (a)	5,828,800	78,689
		153,511
Multi-Utilities - 4.6%
Alliant Energy Corp.	1,451,531	50,165
CMS Energy Corp. (d)	2,589,385	41,223
PG&E Corp.	3,742,716	166,187
Sempra Energy	2,206,300	109,763
		367,338
TOTAL UTILITIES		867,642
TOTAL COMMON STOCKS (Cost $8,540,581)		7,942,397
U.S. Treasury Obligations - 0.1%
	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.15% 8/5/10 to 8/19/10 (g) (Cost $6,050)	$ 6,050	$ 6,050
Money Market Funds - 1.5%
	Shares
Fidelity Cash Central Fund, 0.24% (b)	65,839,529	65,840
Fidelity Securities Lending Cash Central Fund, 0.27% (b)(c)	55,684,208	55,684
TOTAL MONEY MARKET FUNDS (Cost $121,524)		121,524
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $8,668,155)		8,069,971
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(33,672)
NET ASSETS - 100%		$ 8,036,299
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
539 CME E-mini S&P MidCap 400 Index Contracts	Sept. 2010	$ 40,899	$ 1,080
The face value of futures purchased as a percentage of net assets is 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,722,000 or 0.5% of net assets.

(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,000,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,825,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Concho Resources, Inc.	7/20/10	$ 8,245
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	601
Total	$ 690
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 16,690	$ -	$ 20,754	$ -	$ -
Consolidated Graphics, Inc.	16,227	-	32,708	-	-
Ethan Allen Interiors, Inc.	35,142	406	3,420	414	40,463
Fairchild Semiconductor International, Inc.	50,021	-	69,381	-	-
OfficeMax, Inc.	50,778	16,433	18,648	-	63,996
Pinnacle Airlines Corp.	-	10,600	1,213	-	9,415
Winnebago Industries, Inc.	29,575	-	39,169	-	-
Total	$ 198,433	$ 27,439	$ 185,293	$ 414	$ 113,874
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 912,073	$ 912,073	$ -	$ -
Consumer Staples	436,067	436,067	-	-
Energy	788,807	778,982	9,825	-
Financials	2,161,702	2,133,783	27,919	-
Health Care	458,993	458,993	-	-
Industrials	942,777	942,777	-	-
Information Technology	670,813	670,813	-	-
Materials	531,861	515,366	16,495	-
Telecommunication Services	171,662	171,662	-	-
Utilities	867,642	867,642	-	-
U.S. Government and Government Agency Obligations	6,050	-	6,050	-
Money Market Funds	121,524	121,524	-	-
Total Investments in Securities:	$ 8,069,971	$ 8,009,682	$ 60,289	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,080	$ 1,080	$ -	$ -
Income Tax Information

At July 31, 2010, the cost of investment securities for income tax purposes was $8,781,315,000. Net unrealized depreciation aggregated $711,344,000, of which $421,040,000 related to appreciated investment securities and $1,132,384,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 29, 2010